Schedule of income taxes (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (3,192,998)	$ (4,362,274)	$ (4,181,177)	$ (5,516,224)	$ (3,074,041)
SINGAPORE
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(3,163,136)	(4,321,476)		(5,434,925)	(2,959,534)
MALAYSIA
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (29,862)	$ (40,798)		$ (81,299)	$ (114,507)